ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8%
	ADVERTISING & MARKETING - 0.7%
272	Interpublic Group of Companies, Inc. (The)	$ 7,725
112	Omnicom Group, Inc.	8,390
		16,115
	APPAREL & TEXTILE PRODUCTS - 0.6%
96	Crocs, Inc.(a)	8,574
144	Skechers USA, Inc., Class A(a)	6,944
		15,518
	ASSET MANAGEMENT - 2.1%
28	Ameriprise Financial, Inc.	8,808
376	Artisan Partners Asset Management, Inc., Class A	12,408
336	Janus Henderson Group plc	7,752
232	T Rowe Price Group, Inc.	20,995
		49,963
	AUTOMOTIVE - 0.6%
88	Aptiv PLC(a)	7,674
268	Gentex Corporation	7,686
		15,360
	BANKING - 2.9%
176	City Holding Company	15,977
1,584	Colony Bankcorp, Inc.	15,761
1,232	FVCBankcorp, Inc.(a)	13,453
1,304	NU Holdings Ltd./Cayman Islands(a)	10,693
240	Preferred Bank	14,297
		70,181
	BIOTECH & PHARMA - 1.9%
544	Alkermes plc(a)	13,159
224	Amphastar Pharmaceuticals, Inc.(a)	10,140
660	Elanco Animal Health, Inc.(a)	5,815
516	ImmunoGen, Inc.(a)	7,668
164	Intra-Cellular Therapies, Inc.(a)	8,161
		44,943
	CHEMICALS - 1.1%
5,784	Danimer Scientific, Inc.(a)	8,271

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	CHEMICALS - 1.1% (Continued)
120	Quaker Houghton	$ 17,247
		25,518
	COMMERCIAL SUPPORT SERVICES - 1.0%
148	Clean Harbors, Inc.(a)	22,743

	CONSTRUCTION MATERIALS - 1.2%
132	Simpson Manufacturing Company, Inc.	17,579
64	Vulcan Materials Company	12,575
		30,154
	CONSUMER SERVICES - 1.5%
588	Coursera, Inc.(a)	10,196
724	Perdoceo Education Corporation	13,097
236	Stride, Inc.(a)	12,975
		36,268
	CONTAINERS & PACKAGING - 0.7%
564	Karat Packaging, Inc.	11,636
396	O-I Glass, Inc.(a)	6,118
		17,754
	DIVERSIFIED INDUSTRIALS - 0.4%
100	ITT, Inc.	9,335

	ELECTRIC UTILITIES - 1.0%
380	OGE Energy Corporation	12,996
132	WEC Energy Group, Inc.	10,743
		23,739
	ELECTRICAL EQUIPMENT - 3.5%
312	AAON, Inc.	16,998
108	Atkore International Group, Inc.(a)	13,422
104	Badger Meter, Inc.	14,409
44	Hubbell, Inc.	11,884
36	Rockwell Automation, Inc.	9,461
100	Watts Water Technologies, Inc., Class A	17,302
		83,476

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	ENGINEERING & CONSTRUCTION - 4.0%
204	Arcosa, Inc.	$ 14,090
96	EMCOR Group, Inc.	19,838
336	Fluor Corporation(a)	11,185
88	Installed Building Products, Inc.	9,827
44	Quanta Services, Inc.	7,353
312	Sterling Infrastructure, Inc.(a)	22,730
68	Tetra Tech, Inc.	10,262
		95,285
	ENTERTAINMENT CONTENT - 0.3%
904	Playtika Holding Corporation(a)	7,594

	FOOD - 1.6%
580	BellRing Brands, Inc.(a)	25,363
60	Lamb Weston Holdings, Inc.	5,388
664	Utz Brands, Inc.	8,094
		38,845
	GAS & WATER UTILITIES - 0.3%
228	Consolidated Water Company Ltd.	6,731

	HEALTH CARE FACILITIES & SERVICES - 4.0%
216	HealthEquity, Inc.(a)	15,483
48	McKesson Corp.	21,858
56	Medpace Holdings, Inc.(a)	13,590
44	Molina Healthcare, Inc.(a)	14,650
336	Option Care Health, Inc.(a)	9,317
344	Patterson Companies, Inc.	10,478
304	Progyny, Inc.(a)	9,381
		94,757
	HOME CONSTRUCTION - 3.6%
296	Dream Finders Homes, Inc.(a)	5,828
496	Forestar Group, Inc.(a)	11,780
172	Green Brick Partners, Inc.(a)	6,656
164	KB Home	7,249
112	Lennar Corporation, Class A	11,949

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	HOME CONSTRUCTION - 3.6% (Continued)
104	M/I Homes, Inc.(a)	$ 8,535
232	MDC Holdings, Inc.	8,804
240	Toll Brothers, Inc.	16,971
340	Tri Pointe Homes, Inc.(a)	8,520
		86,292
	HOUSEHOLD PRODUCTS - 0.9%
92	Clorox Company (The)	10,828
92	Inter Parfums, Inc.	11,695
		22,523
	INDUSTRIAL INTERMEDIATE PROD - 1.1%
1,860	Janus International Group, Inc.(a)	17,410
44	RBC Bearings, Inc.(a)	9,673
		27,083
	INDUSTRIAL SUPPORT SERVICES - 1.9%
160	Applied Industrial Technologies, Inc.	24,562
84	Herc Holdings, Inc.	8,970
36	Watsco, Inc.	12,560
		46,092
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
60	Cboe Global Markets, Inc.	9,833

	INSURANCE - 3.4%
112	Arch Capital Group Ltd.(a)	9,708
812	Lemonade, Inc.(a)	8,883
372	Old Republic International Corporation	10,185
56	Primerica, Inc.	10,705
432	ProAssurance Corporation	7,344
448	Ryan Specialty Holdings, Inc., Class A(a)	19,355
252	Unum Group	12,323
		78,503
	INTERNET MEDIA & SERVICES - 0.9%
84	Expedia Group, Inc.(a)	8,004
328	HealthStream, Inc.	8,331

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	INTERNET MEDIA & SERVICES - 0.9% (Continued)
2,300	Opendoor Technologies, Inc.(a)	$ 4,370
		20,705
	LEISURE FACILITIES & SERVICES - 5.3%
4	Chipotle Mexican Grill, Inc.(a)	7,769
76	Darden Restaurants, Inc.	11,060
456	DraftKings, Inc., Class A(a)	12,595
324	Hilton Grand Vacations, Inc.(a)	11,648
48	Hilton Worldwide Holdings, Inc.	7,273
376	International Game Technology plc	9,558
96	Jack in the Box, Inc.	6,065
188	Las Vegas Sands Corporation	8,922
176	Live Nation Entertainment, Inc.(a)	14,084
260	MGM Resorts International	9,079
100	Royal Caribbean Cruises Ltd.(a)	8,473
316	Sphere Entertainment Company(a)	10,400
52	Wingstop, Inc.	9,504
		126,430
	LEISURE PRODUCTS - 0.9%
72	Axon Enterprise, Inc.(a)	14,723
92	Polaris, Inc.	7,951
		22,674
	MACHINERY - 5.2%
124	AGCO Corporation	14,218
248	Cactus, Inc., Class A	11,641
436	Energy Recovery, Inc.(a)	6,627
336	Esab Corporation	21,269
180	Flowserve Corporation	6,610
212	Ingersoll Rand, Inc.	12,864
452	Kennametal, Inc.	10,446
108	Lindsay Corporation	13,491
52	Regal Rexnord Corporation	6,157
44	Snap-on, Inc.	11,349
248	Terex Corporation	11,358
		126,030

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3%
20	Align Technology, Inc.(a)	$ 3,692
112	Bruker Corporation	6,384
120	Haemonetics Corporation(a)	10,228
168	Hologic, Inc.(a)	11,117
28	IDEXX Laboratories, Inc.(a)	11,184
60	Inspire Medical Systems, Inc.(a)	8,830
28	Penumbra, Inc.(a)	5,352
68	ResMed, Inc.	9,603
40	West Pharmaceutical Services, Inc.	12,731
		79,121
	METALS & MINING - 1.1%
636	Constellium S.E.(a)	10,049
324	Warrior Met Coal, Inc.	15,788
		25,837
	MORTGAGE FINANCE - 1.2%
1,368	AGNC Investment Corporation	10,096
1,180	Ladder Capital Corporation	11,929
652	Two Harbors Investment Corporation	7,570
		29,595
	MULTI ASSET CLASS REIT - 0.4%
524	One Liberty Properties, Inc.	9,642

	OFFICE REIT - 0.7%
860	Equity Commonwealth	16,288

	OIL & GAS PRODUCERS - 5.2%
144	Cheniere Energy, Inc.	23,965
312	Matador Resources Company	19,247
60	Murphy USA, Inc.	21,762
416	Par Pacific Holdings, Inc.(a)	13,653
76	Phillips 66	8,669
304	Range Resources Corporation	10,895
268	SM Energy Company	10,806

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	OIL & GAS PRODUCERS - 5.2% (Continued)
456	Williams Companies, Inc. (The)	$ 15,686
		124,683
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
208	Halliburton Company	8,183
136	Weatherford International plc(a)	12,660
		20,843
	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
96	McGrath RentCorporation	9,658

	RESIDENTIAL REIT - 1.3%
252	Equity LifeStyle Properties, Inc.	16,582
112	Mid-America Apartment Communities, Inc.	13,233
		29,815
	RETAIL - CONSUMER STAPLES - 0.9%
208	BJ's Wholesale Club Holdings, Inc.(a)	14,169
180	Kroger Company (The)	8,167
		22,336
	RETAIL - DISCRETIONARY - 5.8%
180	Abercrombie & Fitch Company, Class A(a)	10,948
8	AutoZone, Inc.(a)	19,817
32	Avis Budget Group, Inc.(a)	5,210
124	Builders FirstSource, Inc.(a)	13,456
212	Carvana Company(a)	5,724
36	Lululemon Athletica, Inc.(a)	14,165
20	O'Reilly Automotive, Inc.(a)	18,609
136	Penske Automotive Group, Inc.	19,459
76	Ross Stores, Inc.	8,814
24	Ulta Beauty, Inc.(a)	9,151
316	Urban Outfitters, Inc.(a)	10,940
		136,293
	SEMICONDUCTORS - 2.0%
332	Allegro MicroSystems, Inc.(a)	8,619
80	Axcelis Technologies, Inc.(a)	10,200
212	Marvell Technology, Inc.	10,011

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	SEMICONDUCTORS - 2.0% (Continued)
192	Microchip Technology, Inc.	$ 13,687
68	ON Semiconductor Corporation(a)	4,260
		46,777
	SOFTWARE - 6.5%
168	Altair Engineering, Inc., Class A(a)	10,436
172	Blackline, Inc.(a)	8,445
108	Cadence Design Systems, Inc.(a)	25,904
344	Digi International, Inc.(a)	8,662
124	Fortinet, Inc.(a)	7,089
144	Guidewire Software, Inc.(a)	12,979
840	Health Catalyst, Inc.(a)	6,292
100	Manhattan Associates, Inc.(a)	19,498
28	MongoDB, Inc.(a)	9,649
152	Okta, Inc.(a)	10,246
80	Qualys, Inc.(a)	12,236
64	Splunk, Inc.(a)	9,418
68	SPS Commerce, Inc.(a)	10,903
236	Unity Software, Inc.(a)	5,987
		157,744
	SPECIALTY FINANCE - 1.1%
80	Discover Financial Services	6,566
216	Flywire Corporation(a)	5,808
140	GATX Corporation	14,642
		27,016
	SPECIALTY REIT - 0.8%
444	EPR Properties	18,959

	STEEL - 0.3%
164	Commercial Metals Company	6,936

	TECHNOLOGY HARDWARE - 3.2%
96	Arista Networks, Inc.(a)	19,236
172	Jabil, Inc.	21,121
412	NetScout Systems, Inc.(a)	8,994

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	TECHNOLOGY HARDWARE - 3.2% (Continued)
512	PagerDuty, Inc.(a)	$ 10,327
68	Super Micro Computer, Inc.(a)	16,284
		75,962
	TECHNOLOGY SERVICES - 3.5%
96	Booz Allen Hamilton Holding Corporation	11,513
28	Fair Isaac Corporation(a)	23,685
32	Gartner, Inc.(a)	10,625
100	ICF International, Inc.	12,673
660	Kyndryl Holdings, Inc.(a)	9,656
1,552	Payoneer Global, Inc.(a)	8,986
692	StoneCompany Ltd.(a)	6,861
		83,999
	TIMBER REIT - 0.3%
276	Weyerhaeuser Company	7,918

	TRANSPORTATION & LOGISTICS - 2.3%
144	Copa Holdings S.A., Class A	11,758
172	Expeditors International of Washington, Inc.	18,791
116	Matson, Inc.	10,098
80	Ryder System, Inc.	7,803
196	United Airlines Holdings, Inc.(a)	6,862
		55,312
	TRANSPORTATION EQUIPMENT - 0.7%
200	PACCAR, Inc.	16,506

	WHOLESALE - CONSUMER STAPLES - 1.9%
136	Archer-Daniels-Midland Company	9,734
192	Bunge Ltd.	20,347

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
COMMON STOCKS — 96.8% (Continued)
WHOLESALE - CONSUMER STAPLES - 1.9% (Continued)
212	Performance Food Group Company(a)	$ 12,245
42,326

	TOTAL COMMON STOCKS (Cost $2,425,378)	$ 2,314,010

	TOTAL INVESTMENTS - 96.8% (Cost $2,425,378)	$ 2,314,010
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%	75,284
	NET ASSETS - 100.0%	$ 2,389,294

(a)	Non-income producing security.